UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2015

This N-CSR relates only to the series of the Registrant listed below, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Emerging Markets Debt Local Currency Fund

SEMIANNUAL REPORT November 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Emerging Markets Debt Local Currency Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the six-month period from June 1, 2015, through November 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. The reporting period began in the wake of rising U.S. stock prices over the spring of 2015, which drove some broad measures of market performance to new record highs. Although those gains were more than erased over the summer of 2015 when global economic instability undermined investor sentiment, a renewed rally in the fall helped mitigate losses. Most large-cap stock indices ended the reporting period with flat to mildly negative returns, while smaller stocks lost some value. International stocks mostly provided negative returns, but developed markets fared far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds produced generally flat total returns overall, with municipal bonds achieving higher returns, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding domestic and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

December 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2015, through November 30, 2015, as provided by Alexander Kozhemiakin, Javier Murcio, and Federico Garcia Zamora, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2015, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of -10.68%, Class C shares returned -11.01%, Class I shares returned -10.54%, and Class Y shares returned -10.45%.1 In comparison, the fund’s benchmark, JP Morgan GBI-EM Global Diversified, produced a
-9.63% total returns for the same period.2

Emerging market bonds denominated in local currencies lost value for U.S. investors due primarily to a strengthening U.S. dollar amid global economic instability. The fund lagged its benchmark, mainly due to its bond positions in Brazil and Thailand.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models. A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations. We also consider technical market factors and the global risk environment. We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

Strong U.S. Dollar Erased Local Market Gains

Several ongoing macroeconomic developments led to a turbulent environment for financial markets in many developing nations. Although most emerging bond markets produced positive returns in local currency terms over the reporting period, the rising value of the U.S. dollar severely undermined currency-adjusted returns for U.S. residents. The U.S. dollar’s continued strength can generally be attributed to the contrast between sustained U.S. economic growth and sluggish economies in the developing world, particularly China. Anticipation of an increase in U.S. short-term interest rates later in the year also contributed to the U.S. dollar’s appreciation.

Slowing demand for industrial materials from the decelerating Chinese economy and plunging global commodity prices pressured the economies of many exporters of oil and basic materials, such as Russia and South Africa. In China, monetary easing encouraged investors until late summer 2015, when continued economic weakness and a currency devaluation undermined securities’ prices. Some countries in Latin America were hit especially hard by weak commodity prices, and Brazil further suffered amid corporate and government scandals. Markets more heavily leveraged to the growing U.S. economy, such as Mexico, tended to perform better.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In this environment, the Colombian peso, Brazilian real, Turkish lira, and South African rand proved especially weak. Monetary authorities in Colombia and South Africa raised short-term interest rates due to local inflation fears, but inflationary pressures remained muted in most other developing nations, with the notable exception of Brazil and Russia. As a result, apart from the exceptions cited above, most developing countries’ monetary policies remained unchanged over the reporting period.

Bond Positions Hampered Relative Performance

While the fund’s currency positions generally added value over the reporting period, its bond holdings in some areas more than counterbalanced those benefits. We maintained a relatively long duration among Brazilian bonds, where we had identified attractive values compared to historical norms, but Brazil’s bond market continued to sell off, particularly after the country lost its investment grade rating from Standard & Poors, while investors remained concerned about inflation. The fund’s relative results also were hurt by underweighted exposure to Thailand’s bond market. We focused mainly on inflation-linked securities, but Thailand unexpectedly experienced deflation due to the weakness of domestic demand, in spite of a weak currency and very low interest rates.

The fund’s currency strategies produced better relative performance, particularly through underweighted exposure to the South African rand, Turkish lira, and Korean won. The fund also benefited from overweighted exposure to the U.S. dollar and relatively light exposure to euro-linked currencies, such as the Hungarian forint and Romanian leu. Finally, an overweighted position in Mexican bonds fared relatively well.

During the reporting period, we employed forward contracts to establish certain currency positions and swap options for income and hedging purposes.

Attractive Relative Values among Bonds and Currencies

Most emerging market economies have continued to struggle with slowing growth, but inflationary pressures have remained stubbornly low in most markets, suggesting that central banks have little reason to raise interest rates. Meanwhile, local bond valuations generally appear attractive, and it appears to us that most of the U.S dollar’s rise is behind us. Therefore, as of the end of the reporting period, we are looking for opportunities to reduce the fund’s overweighted exposure to the U.S. dollar in favor of currencies and bonds in developing nations that offer attractive relative values. On the other hand, we expect to continue to maintain underweighted currency exposure to markets that are vulnerable to continued weakness in commodity prices.

December 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits, and low savings rate, political factors, and government control. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

4

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: FactSet. JP Morgan Global Bond Index Emerging Markets Global Diversified Index is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes countries with debt markets that are readily accessible to foreign investors. The index is market capitalization weighted, with a cap of 10% to any one country. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2015 to November 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.29	$9.73	$4.64	$4.31
Ending value (after expenses)	$893.20	$889.90	$894.60	$895.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.71	$10.38	$4.95	$4.60
Ending value (after expenses)	$1,018.35	$1,014.70	$1,020.10	$1,020.45

† Expenses are equal to the fund’s annualized expense ratio of 1.33% for Class A, 2.06% for Class C, .98% for Class I and .91% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

November 30, 2015 (Unaudited)

Bonds and Notes - 100.9%		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 100.9%
AHML Finance, Unscd. Notes	RUB	7.75	2/13/18	1,325,500,000		18,612,979
Brazilian Government, Bonds, Ser. B	BRL	6.00	5/15/23	4,200,000	[b]	2,743,156
Brazilian Government, Notes	BRL	10.00	1/1/25	119,390,000		24,044,017
Brazilian Government, Notes, Ser. B	BRL	6.00	8/15/24	4,000,000	[b]	2,648,681
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/23	128,470,000		27,006,791
Brazilian Government, Sr. Notes, Ser. F	BRL	10.00	1/1/17	148,410,000		38,024,299
Brazilian Government, Treasury Bills	BRL	0.00	4/1/16	16,450,000	[c]	4,063,920
Chilean Government, Sr. Unscd. Notes	CLP	5.50	8/5/20	1,633,500,000		2,382,499
Colombian Government, Bonds, Ser. B	COP	7.00	5/4/22	28,078,500,000		8,549,531
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	18,149,600,000		6,429,250
Colombian Government, Bonds, Ser. B	COP	6.00	4/28/28	4,259,500,000		1,080,878
Colombian Government, Bonds, Ser. B	COP	7.75	9/18/30	15,316,100,000		4,441,260
Comision Federal de Electricidad, Sr. Unscd. Bonds	MXN	7.35	11/25/25	390,800,000		22,747,527
Empresas Publicas de Medellin, Sr. Unscd. Notes	COP	8.38	2/1/21	6,670,000,000		2,099,737
Empresas Publicas de Medellin, Sr. Unscd. Notes	COP	7.63	9/10/24	18,590,000,000		5,187,796
Empresas Publicas de Medellin, Sr. Unscd. Notes	COP	7.63	9/10/24	5,185,000,000	[d]	1,442,824
Eskom Holdings, Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	[c]	18,393,649
Findeter, Sr. Unscd. Notes	COP	7.88	8/12/24	13,000,000,000	[d]	3,728,080
Hungarian Government, Bonds, Ser. 20/B	HUF	3.50	6/24/20	1,150,000,000		4,079,550
Hungarian Government, Bonds, Ser. 23/A	HUF	6.00	11/24/23	898,330,000		3,638,007
Hungarian Government, Bonds, Ser. 24/B	HUF	3.00	6/26/24	1,331,940,000		4,409,890
Hungarian Government, Bonds, Ser. 25/B	HUF	5.50	6/24/25	3,035,160,000		12,128,643
Indonesian Government, Sr. Unscd. Bonds, Ser. FR58	IDR	8.25	6/15/32	85,500,000,000		5,841,136
Indonesian Government, Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	94,600,000,000		6,577,035
Indonesian Government, Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	249,500,000,000		17,843,714
Indonesian Government, Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	125,640,000,000		9,264,023

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.9% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 100.9% (continued)
Malaysian Government, Sr. Unscd. Bonds, Ser. 0114	MYR	4.18	7/15/24	29,150,000		6,800,707
Malaysian Government, Sr. Unscd. Bonds, Ser. 0413	MYR	3.84	4/15/33	28,090,000		6,022,110
Malaysian Government, Sr. Unscd. Bonds, Ser. 0512	MYR	3.31	10/31/17	15,000,000		3,544,207
Mexican Government, Bonds, Ser. M	MXN	6.25	6/16/16	129,800,000		7,957,329
Mexican Government, Bonds, Ser. M	MXN	5.00	6/15/17	71,000,000		4,360,567
Mexican Government, Bonds, Ser. S	MXN	4.00	11/15/40	5,210,000	[e]	1,772,726
Petroleos Mexicanos, Gtd. Notes	MXN	7.65	11/24/21	48,700,000		2,956,743
Petroleos Mexicanos, Gtd. Notes	MXN	7.65	11/24/21	162,535,000	[d]	9,868,053
Petroleos Mexicanos, Gtd. Notes	MXN	7.19	9/12/24	100,770,000		5,651,405
Petroleos Mexicanos, Gtd. Notes	MXN	7.19	9/12/24	132,100,000	[d]	7,408,461
Philippine Government, Sr. Unscd. Notes	PHP	4.95	1/15/21	911,000,000		20,046,870
Polish Government, Bonds, Ser. 0725	PLN	3.25	7/25/25	29,610,000		7,705,759
Polish Government, Bonds, Ser. 1023	PLN	4.00	10/25/23	67,330,000		18,375,981
Romanian Government, Bonds, Ser. 5Y	RON	5.90	7/26/17	15,960,000		4,087,269
Russian Agricultural Bank, Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000		7,834,335
Russian Agricultural Bank, Sr. Unscd. Notes	RUB	8.63	2/17/17	515,900,000		7,564,355
Russian Agricultural Bank, Sr. Unscd. Notes	RUB	7.88	2/7/18	626,300,000		8,698,768
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	437,145,000		5,525,631
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/26	536,930,000		42,217,867
South African Government, Bonds, Ser. R207	ZAR	7.25	1/15/20	181,575,000		12,242,056
Thai Government, Sr. Unscd. Bonds	THB	3.85	12/12/25	25,415,000		777,605
Thai Government, Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	201,500,000	[f]	5,681,576
Thai Government, Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	249,400,000	[f]	6,289,805
Transnet, Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	[d]	10,091,248
Turkish Government, Bonds	TRY	10.50	1/15/20	58,997,282		20,595,636
Turkish Government, Bonds	TRY	7.10	3/8/23	43,500,000		12,699,476
Turkish Government, Bonds	TRY	8.80	9/27/23	61,040,000		19,538,248
Turkish Government, Bonds	TRY	10.40	3/20/24	75,575,000		26,421,741

8

Bonds and Notes - 100.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 100.9% (continued)
Turkish Government, Bonds	TRY	9.00	7/24/24	5,000	1,612
Total Bonds and Notes (cost $814,194,490)	550,147,018
Short-Term Investments - 1.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Bills
U.S. Treasury Bills	0.03	2/11/16	3,055,000	[g]	3,054,166
U.S. Treasury Bills	0.10	3/31/16	5,825,000	[g]	5,820,987
Total Short-Term Investments (cost $8,877,918)	8,875,153
Other Investment - 1.3%	Shares	Value ($)
Registered Investment Company
Dreyfus Institutional Preferred Plus Money Market Fund (cost $7,223,823)	7,223,823	[h]	7,223,823
Total Investments (cost $830,296,231)	103.8%	566,245,994
Liabilities, Less Cash and Receivables	(3.8%)	(20,687,299)
Net Assets	100.0%	545,558,695

a Principal amount stated in U.S. Dollars unless otherwise noted.

BRL—Brazilian Real

CLP—Chilean Peso

COP—Colombian Peso

HUF—Hungarian Forint

IDR—Indonesian Rupiah

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

ZAR—South African Rand

b Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $32,538,666, or 6.0% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g Held by a broker as collateral for open forward currency exchange contracts.
h Investment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Brazil	18.1
South Africa	15.2
Turkey	14.5
Mexico	11.5
Russia	8.8
Indonesia	7.2
Colombia	6.1
Poland	4.8
Hungary	4.5
Philippines	3.7
Malaysia	3.0
Short-Term/Money Market Investments	2.9
Thailand	2.3
Romania	.8
Chile	.4
103.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF OPTIONS WRITTEN

November 30, 2015 (Unaudited)

	Face Amount Covered by Contracts $	Value ($)
Call Options:
Brazilian Real,
December 2015 @ BRL 4.2	9,000,000	-
Colombian Peso,
January 2016 @ COP 3,200	8,300,000	(157,492)
Colombian Peso,
December 2015 @ COP 3,500	8,700,000	(9)
Hungarian Forint,
December 2015 @ HUF 295	8,200,000	(108,068)
Hungarian Forint,
February 2016 @ HUF 302	8,300,000	(95,815)
Malaysian Ringgit,
January 2016 @ MYR 4.4	8,400,000	(75,049)
South African Rand,
January 2016 @ ZAR 14.5	8,400,000	(228,358)
South African Rand,
December 2015 @ ZAR 15	8,500,000	(24,579)
South African Rand,
January 2016 @ ZAR 16	8,300,000	(85,813)
South Korean Won,
February 2016 @ KRW 1,210	7,900,000	(53,452)
Turkish Lira,
January 2016 @ TRY 3.1	8,400,000	(60,527)
Put Options:
Brazilian Real,
December 2015 @ BRL 3.5	9,000,000	-
Brazilian Real,
February 2016 @ BRL 3.5	6,400,000	(18,512)
Brazilian Real,
January 2016 @ BRL 3.7	8,200,000	(50,665)
Chilean Peso,
January 2016 @ CLP 650	8,900,000	(1,167)
Colombian Peso,
December 2015 @ COP 2,900	8,700,000	(23)
Mexican Peso,
January 2016 @ MXN 16.1	8,400,000	(24,921)
South African Rand,

11

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

	Face Amount Covered by Contracts $	Value ($)
December 2015 @ ZAR 12.5	8,500,000	-
South Korean Won,
January 2016 @ KRW 1,100	8,300,000	(15,044)
Total Options Written (premiums received $1,794,812)		(999,494)

BRL—Brazilian Real

CLP—Chilean Peso

COP—Colombian Peso

HUF—Hungarian Forint

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

TRY—Turkish Lira

ZAR—South African Rand

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	823,072,408	559,022,171
Affiliated issuers	7,223,823	7,223,823
Cash		13,196
Cash denominated in foreign currency	1,033,611	1,007,390
Receivable for investment securities sold		26,071,043
Dividends and interest receivable		12,317,994
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		4,666,126
Unrealized appreciation on swap agreements—Note 4		1,644,032
Receivable for shares of Beneficial Interest subscribed		54,748
Prepaid expenses		51,366
		612,071,889
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,014,703
Payable for shares of Beneficial Interest redeemed		59,648,500
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		4,557,172
Outstanding options written, at value (premiums received $1,794,812)—See Statement of Options Written—Note 4		999,494
Payable for investment securities purchased		175,071
Interest payable—Note 2		872
Accrued expenses		117,382
		66,513,194
Net Assets ($)		545,558,695
Composition of Net Assets ($):
Paid-in capital		1,125,877,096
Accumulated distributions in excess of investment income—net		(66,239,298)
Accumulated net realized gain (loss) on investments		(251,459,620)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions		(262,619,483)
Net Assets ($)		545,558,695

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	6,454,186	4,127,673	514,367,406	20,609,430
Shares Outstanding	607,615	398,890	48,104,541	1,924,462
Net Asset Value Per Share ($)	10.62	10.35	10.69	10.71

See notes to financial statements.

13

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest (net of $508,096 foreign taxes withheld at source)	32,954,069
Dividends from affiliated issuers	27,452
Total Income	32,981,521
Expenses:
Management fee—Note 3(a)	3,418,301
Shareholder servicing costs—Note 3(c)	481,945
Custodian fees—Note 3(c)	384,216
Prospectus and shareholders’ reports	51,750
Registration fees	36,283
Professional fees	36,221
Trustees’ fees and expenses—Note 3(d)	28,445
Distribution fees—Note 3(b)	19,234
Loan commitment fees—Note 2	6,050
Interest expense—Note 2	872
Miscellaneous	24,085
Total Expenses	4,487,402
Less—reduction in fees due to earnings credits—Note 3(c)	(1,151)
Net Expenses	4,486,251
Investment Income—Net	28,495,270
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(128,157,352)
Net realized gain (loss) on options transactions	1,571,182
Net realized gain (loss) on swap transactions	755,357
Net realized gain (loss) on forward foreign currency exchange contracts	14,319,601
Net Realized Gain (Loss)	(111,511,212)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(18,309,323)
Net unrealized appreciation (depreciation) on options transactions	(156,145)
Net unrealized appreciation (depreciation) on swap transactions	493,198
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,514,483)
Net Unrealized Appreciation (Depreciation)	(22,486,753)
Net Realized and Unrealized Gain (Loss) on Investments	(133,997,965)
Net (Decrease) in Net Assets Resulting from Operations	(105,502,695)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations ($):
Investment income—net	28,495,270	81,980,611
Net realized gain (loss) on investments	(111,511,212)	(209,220,273)
Net unrealized appreciation (depreciation) on investments	(22,486,753)	(127,417,262)
Net Increase (Decrease) in Net Assets Resulting from Operations	(105,502,695)	(254,656,924)
Dividends to Shareholders from ($):
Investment income—net:
Class A	-	(311,737)
Class C	-	(73,872)
Class I	-	(15,955,910)
Class Y	-	(1,443,662)
Total Dividends	-	(17,785,181)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	566,540	5,972,030
Class C	95,896	278,121
Class I	61,265,489	365,909,948
Class Y	64,557,366	69,437,978
Dividends reinvested:
Class A	-	275,350
Class C	-	33,759
Class I	-	3,987,421
Class Y	-	1,175,537
Cost of shares redeemed:
Class A	(10,477,262)	(30,675,198)
Class C	(1,632,152)	(6,741,236)
Class I	(375,221,023)	(903,040,586)
Class Y	(126,684,188)	(31,047,271)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(387,529,334)	(524,434,147)
Total Increase (Decrease) in Net Assets	(493,032,029)	(796,876,252)
Net Assets ($):
Beginning of Period	1,038,590,724	1,835,466,976
End of Period	545,558,695	1,038,590,724
Distributions in excess of investment income—net	(66,239,298)	(94,734,568)

15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	49,822	439,518
Shares issued for dividends reinvested	-	21,293
Shares redeemed	(968,691)	(2,253,824)
Net Increase (Decrease) in Shares Outstanding	(918,869)	(1,793,013)
Class C
Shares sold	8,825	21,361
Shares issued for dividends reinvested	-	2,643
Shares redeemed	(151,099)	(521,500)
Net Increase (Decrease) in Shares Outstanding	(142,274)	(497,496)
Class Ia
Shares sold	5,492,037	27,610,965
Shares issued for dividends reinvested	-	306,578
Shares redeemed	(34,013,437)	(68,762,627)
Net Increase (Decrease) in Shares Outstanding	(28,521,400)	(40,845,084)
Class Ya
Shares sold	5,488,873	4,980,797
Shares issued for dividends reinvested	-	91,290
Shares redeemed	(11,758,173)	(2,344,074)
Net Increase (Decrease) in Shares Outstanding	(6,269,300)	2,728,013

[a] During the period ended May 31, 2015, 3,487,947 Class I shares representing $50,928,635 were exchanged for 3,485,560 Class Y shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.90	14.38	14.57	13.32	15.22	13.39
Investment Operations:
Investment income—net[a]	.33	.75	.64	.61	.67	.65
Net realized and unrealized gain (loss) on investments	(1.61)	(3.08)	(.55)	.98	(1.87)	1.61
Total from Investment Operations	(1.28)	(2.33)	.09	1.59	(1.20)	2.26
Distributions:
Dividends from Investment income—net	-	(.15)	(.21)	(.34)	(.59)	(.36)
Dividends from net realized gain on investments	-	-	(.07)	-	(.11)	(.07)
Total Distributions	-	(.15)	(.28)	(.34)	(.70)	(.43)
Net asset value, end of period	10.62	11.90	14.38	14.57	13.32	15.22
Total Return (%)[b]	(10.68)[c]	(16.28)	.62	11.83	(8.12)	17.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.33[d]	1.25	1.25	1.24	1.22	1.27
Ratio of net expenses to average net assets	1.33[d]	1.25	1.25	1.24	1.22	1.27
Ratio of net investment income to average net assets	5.91[d]	5.68	4.59	4.09	4.64	4.48
Portfolio Turnover Rate	16.81[c]	61.03	61.76	58.82	112.87	97.99
Net Assets, end of period ($ x 1,000)	6,454	18,158	47,720	89,327	78,351	79,957

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.63	14.11	14.35	13.14	15.06	13.29
Investment Operations:
Investment income—net[a]	.28	.63	.56	.48	.55	.53
Net realized and unrealized gain (loss) on investments	(1.56)	(3.01)	(.57)	.97	(1.85)	1.60
Total from Investment Operations	(1.28)	(2.38)	(.01)	1.45	(1.30)	2.13
Distributions:
Dividends from Investment income—net	-	(.10)	(.16)	(.24)	(.51)	(.29)
Dividends from net realized gain on investments	-	-	(.07)	-	(.11)	(.07)
Total Distributions	-	(.10)	(.23)	(.24)	(.62)	(.36)
Net asset value, end of period	10.35	11.63	14.11	14.35	13.14	15.06
Total Return (%)[b]	(11.01)[c]	(16.88)	(.12)	10.98	(8.83)	16.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.06[d]	2.00	1.99	2.00	1.96	1.99
Ratio of net expenses to average net assets	2.06[d]	2.00	1.99	2.00	1.96	1.99
Ratio of net investment income to average net assets	5.18[d]	4.83	4.04	3.25	3.84	3.65
Portfolio Turnover Rate	16.81[c]	61.03	61.76	58.82	112.87	97.99
Net Assets, end of period ($ x 1,000)	4,128	6,295	14,651	26,463	24,306	14,953

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

18

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.96	14.42	14.60	13.34	15.25	13.42
Investment Operations:
Investment income—net[a]	.36	.77	.69	.65	.70	.69
Net realized and unrealized gain (loss) on investments	(1.63)	(3.06)	(.56)	.99	(1.88)	1.62
Total from Investment Operations	(1.27)	(2.29)	.13	1.64	(1.18)	2.31
Distributions:
Dividends from Investment income—net	-	(.17)	(.24)	(.38)	(.62)	(.41)
Dividends from net realized gain on investments	-	-	(.07)	-	(.11)	(.07)
Total Distributions	-	(.17)	(.31)	(.38)	(.73)	(.48)
Net asset value, end of period	10.69	11.96	14.42	14.60	13.34	15.25
Total Return (%)	(10.54)[b]	(16.04)	.94	12.18	(7.94)	17.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[c]	.94	1.00	.94	.93	.97
Ratio of net expenses to average net assets	.98[c]	.94	1.00	.94	.93	.97
Ratio of net investment income to average net assets	6.25[c]	5.80	4.96	4.35	4.88	4.73
Portfolio Turnover Rate	16.81[b]	61.03	61.76	58.82	112.87	97.99
Net Assets, end of period ($ x 1,000)	514,367	916,136	1,694,214	3,971,815	2,783,546	2,304,400

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class Y Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.96	14.43	13.89
Investment Operations:
Investment income—net[b]	.40	.73	.63
Net realized and unrealized gain (loss) on investments	(1.65)	(3.02)	.07
Total from Investment Operations	(1.25)	(2.29)	.70
Distributions:
Dividends from Investment income—net	-	(.18)	(.09)
Dividends from net realized gain on investments	-	-	(.07)
Total Distributions	-	(.18)	(.16)
Net asset value, end of period	10.71	11.96	14.43
Total Return (%)	(10.45)[c]	(15.94)	5.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.88	.92[d]
Ratio of net expenses to average net assets	.91[d]	.88	.92[d]
Ratio of net investment income to average net assets	6.33[d]	5.50	5.39[d]
Portfolio Turnover Rate	16.81[c]	61.03	61.76
Net Assets, end of period ($ x 1,000)	20,609	98,002	78,882

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

22

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government	-	550,147,019	-	550,147,019
Mutual Funds	7,223,823	-	-	7,223,823
U.S. Treasury	-	8,875,153	-	8,875,153
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†	-	4,666,126	-	4,666,126
Swaps†	-	1,644,032	-	1,644,032
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†	-	(4,557,172)	-	(4,557,172)
Options Written	-	(999,494)	-	(999,494)

† Amount shown represents unrealized appreciation (depreciation) at period end.

24

At November 30, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2015 were as follows:

Affiliated Investment Company	Value 5/31/2015 ($)	Purchases ($)	Sales ($)	Value 11/30/2015 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	42,460,399	193,694,797	228,931,373	7,223,823	1.3

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the fund did not incur any interest or penalties.

26

Each tax year in the three-year period ended May 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $138,271,226 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2015. The fund has $91,242,587 of short–term capital losses and $47,028,639 of long–term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2015 was as follows: ordinary income $17,785,181. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2015 was approximately $132,200 with a related weighted average annualized interest rate of 1.32%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended November 30, 2015, the Distributor retained $449 from CDSCs on redemptions of the fund’s Class C shares.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2015, Class C shares were charged $19,234 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2015, Class A and Class C shares were charged $15,689 and $6,411, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2015, the fund was charged $358,102 for transfer agency services and $23,861 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,151.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are

28

determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2015, the fund was charged $384,216 pursuant to the custody agreement.

During the period ended November 30, 2015, the fund was charged $5,249 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $453,926, Distribution Plan fees $2,677, Shareholder Services Plan fees $2,267, custodian fees $465,620, Chief Compliance Officer fees $1,765 and transfer agency fees $88,448.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2015, redemption fees charged and retained by the fund amounted to $237,124.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions, forward contracts and swap transactions, during the period ended November 30, 2015, amounted to $135,119,902 and $340,230,128, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended November 30, 2015 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended November 30, 2015:

30

Option Written:	Face Amount Covered By Contracts ($)	Premiums Received ($)	Options Terminated
			Cost ($)	Net Realized Gain (Loss) ($)
Contracts outstanding
May 31, 2015	158,100,000	2,069,919
Contracts written	320,910,000	3,429,901
Contracts terminated:
Contracts closed	46,580,000	620,305	2,133,826	(1,513,521)
Contracts expired	273,630,000	3,084,703	-	3,084,703
Total contracts terminated	320,210,000	3,705,008	2,133,826	1,571,182
Contracts outstanding November 30, 2015	158,800,000	1,794,812

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at November 30, 2015:

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Barclays Bank
Indonesian Rupiah,
Expiring
1/29/2016	139,609,795,000	10,083,770	9,943,718	(140,052)
Polish Zloty,
Expiring
1/29/2016	135,480,000	33,845,969	33,480,289	(365,680)
Thai Baht,
Expiring
1/29/2016	543,380,000	15,047,910	15,132,140	84,230
Citigroup
Indian Rupee,
Expiring
1/29/2016	642,710,000	9,604,656	9,541,065	(63,591)
Goldman Sachs International
Colombian Peso,
Expiring
1/29/2016	14,626,515,000	4,781,470	4,632,896	(148,574)
HSBC
Colombian Peso,
Expiring
1/29/2016	20,010,000,000	6,388,889	6,338,095	(50,794)
Philippine Peso,
Expiring
1/29/2016	94,890,000	2,001,054	2,005,283	4,229
JP Morgan Chase Bank
Chilean Peso,
Expiring
1/29/2016	9,667,810,000	13,517,632	13,516,687	(945)
Indonesian Rupiah,
Expiring
1/29/2016	103,515,150,000	7,365,005	7,372,874	7,869
Malaysian Ringgit,
Expiring
1/29/2016	152,220,000	34,657,919	35,567,498	909,579
Peruvian New Sol,
Expiring
12/18/2015	6,970,000	2,138,037	2,060,667	(77,370)

32

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank (continued)
Romanian Leu,
Expiring
1/29/2016	5,365,000	1,281,653	1,272,696	(8,957)
Russian Ruble,
Expiring
1/29/2016	413,425,000	6,247,922	6,122,656	(125,266)
Thai Baht,
Expiring
1/29/2016	264,425,000	7,317,090	7,363,753	46,663
Morgan Stanley Capital Services
Brazilian Real,
Expiring
12/2/2015	154,305,000	41,285,619	39,856,351	(1,429,268)
Mexican New Peso,
Expiring
1/29/2016	252,250,000	14,970,585	15,154,929	184,344
Peruvian New Sol,
Expiring
12/18/2015	505,000	154,245	149,302	(4,943)
Polish Zloty,
Expiring
12/1/2015	1,053,754	263,234	260,762	(2,472)
Sales:
Citigroup
Brazilian Real,
Expiring
12/2/2015	121,155,000	29,341,745	31,293,841	(1,952,096)
Malaysian Ringgit,
Expiring
1/29/2016	28,700,000	6,707,174	6,705,999	1,175
South African Rand,
Expiring
12/1/2015	17,876,608	1,264,802	1,236,622	28,180
1/29/2016	16,195,000	1,148,808	1,107,828	40,980
Taiwan Dollar,
Expiring
1/29/2016	206,295,000	6,289,482	6,322,540	(33,058)
Goldman Sachs International
Brazilian Real,
Expiring
12/2/2015	10,150,000	2,581,581	2,621,704	(40,123)

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
Mexican New Peso,
Expiring
12/1/2015	31,523,758	1,906,618	1,901,513	5,105
1/29/2016	74,355,000	4,486,617	4,467,174	19,443
Turkish Lira,
Expiring
12/1/2015	4,665,244	1,615,274	1,601,388	13,886
1/29/2016	54,220,000	18,532,951	18,286,863	246,088
HSBC
Chilean Peso,
Expiring
1/29/2016	1,825,010,000	2,549,965	2,551,569	(1,604)
Peruvian New Sol,
Expiring
12/18/2015	7,475,000	2,272,796	2,209,969	62,827
JP Morgan Chase Bank
Brazilian Real,
Expiring
12/2/2015	23,000,000	6,017,792	5,940,806	76,986
Peruvian New Sol,
Expiring
10/21/2016	33,695,000	9,688,318	9,490,754	197,564
Philippine Peso,
Expiring
1/29/2016	938,015,000	19,776,829	19,822,802	(45,973)
South African Rand,
Expiring
1/29/2016	726,470,000	50,537,395	49,694,569	842,826
South Korean Won,
Expiring
1/29/2016	7,373,300,000	6,289,065	6,355,471	(66,406)
Turkish Lira,
Expiring
1/29/2016	30,785,000	10,670,340	10,382,904	287,436
Morgan Stanley Capital Services
Brazilian Real,
Expiring
2/2/2016	140,200,000	36,777,629	35,491,934	1,285,695

34

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Morgan Stanley Capital Services (continued)
Colombian Peso,
Expiring
1/29/2016	21,095,885,000	6,832,675	6,682,045	150,630
Russian Ruble,
Expiring
1/29/2016	1,423,725,000	21,255,179	21,084,788	170,391
Gross Unrealized Appreciation				4,666,126
Gross Unrealized Depreciation				(4,557,172)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate,

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at November 30, 2015:

OTC Interest Rate Swaps

Notional Amount ($)	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation ($)
19,100,000	USD - 6 MONTH LIBOR	Morgan Stanley Capital Services	2.62	8/31/2025	178,791
120,100,000	PLN - 1 YEAR LIBOR	Citigroup	2.72	6/1/2025	1,465,241

Gross Unrealized Appreciation					1,644,032

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of November 30, 2015 is shown below:

36

	Derivative Assets ($)		Derivative Liabilities ($)
Foreign exchange risk [1]	4,666,126	Foreign exchange risk [1,2]	(5,556,666)
Interest rate risk [3]	1,644,032		-
Gross fair value of derivatives contracts	6,310,158		(5,556,666)
Statement of Assets and Liabilities location:
[1]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts. [2] Outstanding options written, at value. [3] Unrealized appreciation (depreciation) on swap agreements.

The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Options Transactions[4]	Forward Contracts [5]	Swap Transactions[6]	Total
Interest rate	-	-	755,357	755,357
Foreign exchange	1,571,182	14,319,601	-	15,890,783
Total	1,571,182	14,319,601	755,357	16,646,140

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Options Transactions[7]	Forward Contracts [8]	Swap Transactions[9]	Total
Interest rate	-	-	493,198	493,198
Foreign exchange	(156,145)	(4,514,483)	-	(4,670,628)
Total	(156,145)	(4,514,483)	493,198	(4,177,430)

Statement of Operations location:
[4] Net realized gain (loss) on options transactions.
[5] Net realized gain (loss) on forward foreign currency exchange contracts.
[6] Net realized gain (loss) on swap transactions.
[7] Net unrealized appreciation (depreciation) on options transactions.
[8] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[9] Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At November 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	-	(999,494)
Forward contracts	4,666,126	(4,557,172)
Swaps	1,644,032	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	6,310,158	(5,556,666)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	6,310,158	(5,556,666)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of November 30, 2015:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Bank	84,230		(84,230)	-		-
Citigroup	1,535,576		(1,535,576)	-		-
Goldman Sachs International	284,522		(284,522)	-		-
HSBC	67,056		(52,398)	-		14,658
JP Morgan Chase Bank	2,368,923		(643,933)	(1,577,000)		147,990
Morgan Stanley Capital Services	1,969,851		(1,436,683)	(533,168)		-
Total	6,310,158		(4,037,342)	(2,110,168)		162,648

38

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Barclays Bank	(580,781)		84,230	406,000		(90,551)
Citigroup	(2,153,872)		1,535,576	618,296		-
Deutsche Bank	(85,813)		-	-		(85,813)
Goldman Sachs International	(603,186)		284,522	318,664		-
HSBC	(52,398)		52,398	-		-
JP Morgan Chase Bank	(643,933)		643,933	-		-
Morgan Stanley Capital Services	(1,436,683)		1,436,683	-		-
Total	(5,556,666)		4,037,342	1,342,960		(176,364)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2015:

Average Market Value ($)
Foreign currency options contracts	1,816,992
Forward contracts	570,188,630

The following summarizes the average notional value of swap agreements outstanding during the period ended November 30, 2015:

Average Notional Value ($)
Interest rate swap agreements	37,075,042

At November 30, 2015, accumulated net unrealized depreciation on investments was $264,050,237, consisting of $9,256 gross unrealized appreciation and $264,059,493 gross unrealized depreciation.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

39

NOTES

40

NOTES

41

For More Information

Dreyfus Emerging Markets Debt Local Currency Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DDBAX Class C: DDBCX Class I: DDBIX Class Y: DDBYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6081SA1115

Dreyfus Equity Income Fund

SEMIANNUAL REPORT November 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Equity Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income, covering the six-month period from June 1, 2015, through November 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. The reporting period began in the wake of rising U.S. stock prices over the spring of 2015, which drove some broad measures of market performance to new record highs. Although those gains were more than erased over the summer of 2015 when global economic instability undermined investor sentiment, a renewed rally in the fall helped mitigate losses. Most large-cap stock indices ended the reporting period with flat to mildly negative returns, while smaller stocks lost some value. International stocks mostly provided negative returns, but developed markets fared far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds produced generally flat total returns overall, with municipal bonds achieving higher returns, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding domestic and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

December 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2015, through November 30, 2015, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, and Peter D. Goslin, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2015, Dreyfus Equity Income Fund’s Class A shares produced a total return of -4.07%, Class C shares returned -4.38%, Class I shares returned -3.93%, and Class Y shares returned -3.94%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), provided a total return of -0.20% for the same period.2

Generally flat stock market results for the reporting period masked heightened volatility stemming from shifting global economic sentiment. The fund lagged its benchmark, as value-oriented, dividend-paying stocks of high-quality companies generally fell out of favor among investors.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks. When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, we generally select what we believe to be the most attractive of the higher ranked securities. We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Global Economic Concerns Sparked Market Turmoil

The reporting period began after a time of relatively strong stock market returns stemming from robust U.S. employment gains and improved consumer and business confidence. However, soon after the start of the reporting period, uncertainty regarding a debt crisis in Greece and slowing economic growth in China sent U.S. stock prices lower. Stocks briefly dipped into negative territory in August after Chinese monetary authorities devalued the country’s currency, but a strong rally after several large companies reported better-than-expected financial results in October sent the S&P 500 Index back into positive territory. Despite positive U.S. economic data in November, persistent global concerns and falling commodity prices sparked additional market volatility, and the S&P 500 Index ended the reporting period with a slight loss.

While the market produced roughly flat results for the reporting period overall, the economic sectors that comprise the S&P 500 Index provided widely divergent returns. Information technology and consumer discretionary stocks gained value, on average, but stocks in the energy and materials sectors suffered substantial declines.

In this environment, investors mostly focused on companies exhibiting high levels of earnings growth, often regardless of their expensive valuations. In contrast, the more attractively priced, dividend-paying stocks on which the fund focuses generally lagged market averages.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Valuation and Quality Factors Proved Relatively Ineffective

The fund’s quantitative investment process produced mixed returns over the reporting period. Relatively strong results from our earnings growth metrics were offset by less predictive signals from our quality and valuation models.

In part due to their low or lack of dividends, the fund did not own some of the growth-oriented stocks that led the market over the reporting period, such as information technology giants Facebook, Alphabet (formerly Google), and internet retailer Amazon.com. In addition, some of the fund’s holdings produced disappointing results for company-specific reasons. Electronic data storage company Seagate Technology lost market share amid intensifying competitive pressures. Retailer Wal-Mart Stores was hurt by rising labor costs and weaker-than-expected results from its e-commerce initiatives. Natural gas pipelines operator ONEOK struggled with falling energy prices. The fund also trailed market averages in the financials sector, mainly due to overweighted exposure to real estate investment trusts (REITs) that failed to keep pace with lower yielding stocks.

The fund achieved better relative results in the consumer staples sector, where tobacco producer Altria Group posted gains after management issued an improved earnings outlook. Household goods maker Clorox moved higher amid speculation regarding a potential takeover of the company by a larger rival. In the industrials sector, global security and aerospace company Lockheed Martin gained value due to rising demand from overseas markets. In other areas, cable television and Internet services provider Cablevision Systems reported better-than-expected earnings, and the fund held no exposure to weakness in wireless communications technologies provider Qualcomm and biotechnology firm Biogen.

Quality Companies with Solid Fundamentals

Although our quantitative process does not directly consider macroeconomic factors, it is worth noting that the U.S. economy has continued to grow, and developed international markets appear to be benefiting from aggressively accommodative monetary policies adopted by major central banks.

Our quantitative models have continued to identify high-quality opportunities that meet our criteria for attractive valuations, positive earnings growth, strong earnings quality, and generous dividend yields across many of the market sectors represented in the S&P 500 Index. As of the end of the reporting period, we have maintained mildly overweighted positions in the utilities, consumer staples, and telecommunications services sectors, and underweighted exposure to health care, information technology, and consumer discretionary companies.

December 17, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s Class A, C, I, and Y returns would have been lower.

4

2 SOURCE: Lipper Inc. -- Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2015 to November 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.39	$ 9.05	$ 4.17	$ 4.17
Ending value (after expenses)	$959.30	$956.20	$960.70	$960.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.55	$ 9.32	$ 4.29	$ 4.29
Ending value (after expenses)	$1,019.50	$1,015.75	$1,020.75	$1,020.75

†  Expenses are equal to the fund's annualized expense ratio of 1.10% for Class A, 1.85% for Class C, .85% for Class I and .85% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

November 30, 2015 (Unaudited)

Common Stocks - 98.4%	Shares		Value ($)
Automobiles & Components - .6%
Ford Motor	42,400		607,592
General Motors	24,500		886,900
			1,494,492
Banks - 4.0%
JPMorgan Chase & Co.	49,005		3,267,653
New York Community Bancorp	146,550		2,403,420
People's United Financial	15,360		257,280
Wells Fargo & Co.	67,000		3,691,700
			9,620,053
Capital Goods - 6.5%
Caterpillar	65,150		4,733,147
General Dynamics	2,960		433,522
General Electric	262,450		7,857,753
Lockheed Martin	7,210		1,580,143
Northrop Grumman	1,850		344,766
Raytheon	4,870		604,026
			15,553,357
Commercial & Professional Services - 2.1%
Pitney Bowes	124,115		2,680,884
R.R. Donnelley & Sons	153,000	[a]	2,461,770
			5,142,654
Consumer Durables & Apparel - .5%
Garmin	6,300	[a]	238,455
Leggett & Platt	8,300		386,780
Mattel	19,470	[a]	484,024
			1,109,259
Consumer Services - 2.6%
Carnival	6,650		336,024
Darden Restaurants	76,500		4,297,005
Las Vegas Sands	25,600		1,127,936
Starwood Hotels & Resorts Worldwide	7,750	[b]	556,760
			6,317,725
Diversified Financials - .5%
American Express	2,120		151,877
Ares Capital	42,850		677,887
Navient	30,600		364,446
			1,194,210

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Energy - 7.5%
Chevron	28,560		2,608,099
ConocoPhillips	6,715		362,946
CVR Energy	5,500		262,625
Exxon Mobil	58,710		4,794,259
HollyFrontier	4,800		230,784
Kinder Morgan	54,550		1,285,743
Noble	230,200	[a]	3,054,754
ONEOK	114,100		3,363,668
Schlumberger	4,250		327,888
Spectra Energy	60,900		1,595,580
Valero Energy	3,400		244,324
			18,130,670
Food & Staples Retailing - 2.7%
Wal-Mart Stores	108,440		6,380,610
Food, Beverage & Tobacco - 7.3%
Altria Group	149,570		8,615,232
Coca-Cola	14,900		635,038
PepsiCo	6,200		620,992
Philip Morris International	88,090		7,698,185
			17,569,447
Health Care Equipment & Services - .1%
Abbott Laboratories	7,580		340,494
Household & Personal Products - 1.3%
Clorox	8,600		1,068,980
Procter & Gamble	26,800		2,005,712
			3,074,692
Insurance - 1.1%
MetLife	35,700		1,823,913
Old Republic International	15,300		290,088
Prudential Financial	5,005		433,183
			2,547,184
Materials - 3.1%
Dow Chemical	22,000		1,146,860
LyondellBasell Industries, Cl. A	64,800		6,209,136
			7,355,996
Media - 1.4%
Cablevision Systems (NY Group), Cl. A	67,200		2,049,600
TEGNA	15,200		429,400

8

Common Stocks - 98.4% (continued)	Shares		Value ($)
Media - 1.4% (continued)
Viacom, Cl. B	16,040		798,632
			3,277,632
Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
AbbVie	44,630		2,595,234
Amgen	8,000		1,288,800
Bristol-Myers Squibb	7,460		499,895
Eli Lilly & Co.	5,670		465,167
Johnson & Johnson	81,650		8,266,246
Merck & Co.	136,510		7,236,395
Pfizer	268,657		8,803,890
			29,155,627
Real Estate - 9.4%
Annaly Capital Management	504,010	[b]	4,828,416
Chimera Investment	138,620	[b]	1,953,156
Hospitality Properties Trust	13,140	[b]	364,898
Host Hotels & Resorts	170,400	[b]	2,828,640
MFA Financial	835,300	[b]	5,830,394
Starwood Property Trust	159,900	[b]	3,250,767
Two Harbors Investment	280,400		2,383,400
Welltower	20,400	[b]	1,289,076
			22,728,747
Retailing - 4.2%
Best Buy	86,300		2,742,614
Genuine Parts	3,270		296,360
Home Depot	9,690		1,297,297
Target	78,600		5,698,500
			10,034,771
Semiconductors & Semiconductor Equipment - 2.1%
Intel	99,195		3,449,010
Maxim Integrated Products	9,355		362,693
Texas Instruments	21,100		1,226,332
			5,038,035
Software & Services - 9.7%
CA	145,250		4,082,977
International Business Machines	53,390		7,443,634
Microsoft	123,185		6,695,105
Oracle	14,990		584,160
Paychex	11,000		596,750

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Software & Services - 9.7% (continued)
Western Union	209,300	[a]	3,947,398
			23,350,024
Technology Hardware & Equipment - 5.3%
Apple	77,220		9,135,126
Cisco Systems	38,800		1,057,300
HP	26,050		326,667
Seagate Technology	64,750	[a]	2,327,115
			12,846,208
Telecommunication Services - 6.3%
AT&T	196,660		6,621,542
CenturyLink	101,600		2,736,088
Verizon Communications	130,270		5,920,771
			15,278,401
Transportation - 1.7%
Macquarie Infrastructure	15,100		1,132,953
United Parcel Service, Cl. B	28,020		2,886,340
			4,019,293
Utilities - 6.3%
Ameren	9,560		418,346
American Electric Power	30,960		1,734,070
CMS Energy	7,850		274,907
Consolidated Edison	8,740		543,191
Duke Energy	2,400		162,624
Entergy	27,600		1,838,988
Exelon	73,900		2,018,209
FirstEnergy	150,100		4,711,639
NiSource	12,600		241,794
PG&E	56,300		2,968,699
Public Service Enterprise Group	7,160		279,956
			15,192,423
Total Common Stocks (cost $219,283,414)			236,752,004
Master Limited Partnerships - 1.3%
Diversified Financials - 1.3%
Lazard (cost $3,019,716)	67,400		3,132,078
Other Investment - .1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $256,014)	256,014	[c]	256,014

10

Investment of Cash Collateral for Securities Loaned - 2.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $5,897,227)	5,897,227	[c]	5,897,227
Total Investments (cost $228,456,371)	102.3%		246,037,323
Liabilities, Less Cash and Receivables	(2.3%)		(5,471,536)
Net Assets	100.0%		240,565,787

aSecurity, or portion thereof, on loan. At November 30, 2015, the value of the fund’s securities on loan was $10,668,006 and the value of the collateral held by the fund was $10,916,369 consisting of cash collateral of $5,897,227 and U.S. Government & Agency securities valued at $5,019,142.
b Investment in real estate investment trust.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	12.1
Software & Services	9.7
Real Estate	9.4
Energy	7.5
Food, Beverage & Tobacco	7.3
Capital Goods	6.5
Telecommunication Services	6.3
Utilities	6.3
Technology Hardware & Equipment	5.3
Retailing	4.2
Banks	4.0
Materials	3.1
Food & Staples Retailing	2.7
Consumer Services	2.6
Money Market Investments	2.6
Commercial & Professional Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Diversified Financials	1.8
Transportation	1.7
Media	1.4
Household & Personal Products	1.3
Insurance	1.1
Automobiles & Components	.6
Consumer Durables & Apparel	.5
Health Care Equipment & Services	.1
102.3

† Based on net assets.
See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,668,006)—Note 1(b):
Unaffiliated issuers	222,303,130	239,884,082
Affiliated issuers	6,153,241	6,153,241
Cash		71,401
Dividends and securities lending income receivable		860,766
Receivable for shares of Beneficial Interest subscribed		15,689
Prepaid expenses		32,423
		247,017,602
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		222,431
Liability for securities on loan—Note 1(b)		5,897,227
Payable for shares of Beneficial Interest redeemed		258,048
Interest payable—Note 2		186
Accrued expenses		73,923
		6,451,815
Net Assets ($)		240,565,787
Composition of Net Assets ($):
Paid-in capital		208,903,891
Accumulated undistributed investment income—net		1,087,356
Accumulated net realized gain (loss) on investments		12,993,588
Accumulated net unrealized appreciation (depreciation) on investments		17,580,952
Net Assets ($)		240,565,787

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	203,161,369	16,659,202	17,793,330	2,951,886
Shares Outstanding	11,907,585	988,920	1,039,197	172,734
Net Asset Value Per Share ($)	17.06	16.85	17.12	17.09

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,956,904
Affiliated issuers	393
Income from securities lending—Note 1(b)	10,278
Total Income	4,967,575
Expenses:
Management fee—Note 3(a)	946,726
Shareholder servicing costs—Note 3(c)	428,771
Distribution fees—Note 3(b)	64,257
Registration fees	29,024
Professional fees	23,055
Custodian fees—Note 3(c)	22,659
Prospectus and shareholders’ reports	13,391
Trustees’ fees and expenses—Note 3(d)	8,351
Loan commitment fees—Note 2	1,479
Interest expense—Note 2	216
Miscellaneous	11,560
Total Expenses	1,549,489
Less—reduction in expenses due to undertaking—Note 3(a)	(128,510)
Less—reduction in fees due to earnings credits—Note 3(c)	(73)
Net Expenses	1,420,906
Investment Income—Net	3,546,669
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,321,989
Net unrealized appreciation (depreciation) on investments	(22,823,648)
Net Realized and Unrealized Gain (Loss) on Investments	(14,501,659)
Net (Decrease) in Net Assets Resulting from Operations	(10,954,990)

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations ($):
Investment income—net	3,546,669	6,643,167
Net realized gain (loss) on investments	8,321,989	10,198,717
Net unrealized appreciation (depreciation) on investments	(22,823,648)	2,425,658
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,954,990)	19,267,542
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,736,229)	(5,205,986)
Class C	(161,991)	(320,413)
Class I	(360,735)	(812,444)
Class Y	(44,157)	(127,764)
Net realized gain on investments:
Class A	-	(5,297,051)
Class C	-	(436,299)
Class I	-	(798,710)
Class Y	-	(39,878)
Total Dividends	(3,303,112)	(13,038,545)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	13,770,530	66,848,852
Class C	1,187,614	5,094,522
Class I	1,548,500	20,773,077
Class Y	-	16,470,992
Dividends reinvested:
Class A	2,496,835	9,722,164
Class C	109,886	509,820
Class I	269,327	1,120,910
Class Y	42,314	75,322
Cost of shares redeemed:
Class A	(22,106,538)	(39,981,118)
Class C	(1,802,877)	(2,934,945)
Class I	(12,077,874)	(23,005,131)
Class Y	(535,072)	(13,547,384)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(17,097,355)	41,147,081
Total Increase (Decrease) in Net Assets	(31,355,457)	47,376,078
Net Assets ($):
Beginning of Period	271,921,244	224,545,166
End of Period	240,565,787	271,921,244
Undistributed investment income—net	1,087,356	843,799

14

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	804,054	3,736,726
Shares issued for dividends reinvested	146,352	556,057
Shares redeemed	(1,291,284)	(2,230,495)
Net Increase (Decrease) in Shares Outstanding	(340,878)	2,062,288
Class C
Shares sold	70,022	287,020
Shares issued for dividends reinvested	6,533	29,564
Shares redeemed	(107,256)	(165,899)
Net Increase (Decrease) in Shares Outstanding	(30,701)	150,685
Class Ia
Shares sold	90,683	1,155,979
Shares issued for dividends reinvested	15,674	63,919
Shares redeemed	(700,338)	(1,282,041)
Net Increase (Decrease) in Shares Outstanding	(593,981)	(62,143)
Class Ya
Shares sold	-	915,777
Shares issued for dividends reinvested	2,476	4,303
Shares redeemed	(30,003)	(766,623)
Net Increase (Decrease) in Shares Outstanding	(27,527)	153,457

[a] During the period ended May 31, 2015, 690,049 Class I shares representing $12,400,178 were exchanged for 690,433 Class Y shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.01	17.55	15.42	13.16	13.23	10.52
Investment Operations:
Investment income—net[a]	.24	.48	.45	.50	.39	.23
Net realized and unrealized gain (loss) on investments	(.96)	.94	2.28	2.40	.01	2.66
Total from Investment Operations	(.72)	1.42	2.73	2.90	.40	2.89
Distributions:
Dividends from investment income—net	(.23)	(.48)	(.42)	(.49)	(.36)	(.18)
Dividends from net realized gain on investments	-	(.48)	(.18)	(.15)	(.11)	-
Total Distributions	(.23)	(.96)	(.60)	(.64)	(.47)	(.18)
Net asset value, end of period	17.06	18.01	17.55	15.42	13.16	13.23
Total Return (%)[b]	(4.07)[c]	8.41	18.11	22.65	3.18	27.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[d]	1.21	1.21	1.30	1.80	5.40
Ratio of net expenses to average net assets	1.10[d]	1.10	1.10	1.15	1.19	1.50
Ratio of net investment income to average net assets	2.84[d]	2.69	2.75	3.48	2.99	1.85
Portfolio Turnover Rate	36.03[c]	42.17	20.36	53.66	66.38	121.84
Net Assets, end of period ($ x 1,000)	203,161	220,644	178,781	107,425	51,754	2,312

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

16

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.79	17.35	15.26	13.03	13.10	10.43
Investment Operations:
Investment income—net[a]	.18	.34	.33	.39	.30	.13
Net realized and unrealized gain (loss) on investments	(.96)	.93	2.25	2.37	.01	2.65
Total from Investment Operations	(.78)	1.27	2.58	2.76	.31	2.78
Distributions:
Dividends from investment income—net	(.16)	(.35)	(.31)	(.38)	(.27)	(.11)
Dividends from net realized gain on investments	-	(.48)	(.18)	(.15)	(.11)	-
Total Distributions	(.16)	(.83)	(.49)	(.53)	(.38)	(.11)
Net asset value, end of period	16.85	17.79	17.35	15.26	13.03	13.10
Total Return (%)[b]	(4.38)[c]	7.59	17.18	21.74	2.47	26.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92[d]	1.92	2.00	2.11	2.96	6.19
Ratio of net expenses to average net assets	1.85[d]	1.85	1.85	1.90	2.00	2.25
Ratio of net investment income to average net assets	2.08[d]	1.94	2.00	2.76	2.30	1.09
Portfolio Turnover Rate	36.03[c]	42.17	20.36	53.66	66.38	121.84
Net Assets, end of period ($ x 1,000)	16,659	18,137	15,077	7,715	4,148	913

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.08	17.61	15.47	13.20	13.26	10.54
Investment Operations:
Investment income—net[a]	.27	.52	.50	.55	.42	.25
Net realized and unrealized gain (loss) on investments	(.98)	.95	2.28	2.39	.02	2.67
Total from Investment Operations	(.71)	1.47	2.78	2.94	.44	2.92
Distributions:
Dividends from investment income—net	(.25)	(.52)	(.46)	(.52)	(.39)	(.20)
Dividends from net realized gain on investments	-	(.48)	(.18)	(.15)	(.11)	-
Total Distributions	(.25)	(1.00)	(.64)	(.67)	(.50)	(.20)
Net asset value, end of period	17.12	18.08	17.61	15.47	13.20	13.26
Total Return (%)	(3.93)[b]	8.61	18.47	22.96	3.47	28.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[c]	.92	.96	1.12	1.60	5.25
Ratio of net expenses to average net assets	.85[c]	.85	.85	.90	.93	1.25
Ratio of net investment income to average net assets	3.07[c]	2.93	2.99	3.74	3.31	2.07
Portfolio Turnover Rate	36.03[b]	42.17	20.36	53.66	66.38	121.84
Net Assets, end of period ($ x 1,000)	17,793	29,527	29,862	11,878	3,208	72

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

18

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class Y Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	18.04	17.61	15.26
Investment Operations:
Investment income—net[b]	.26	.55	.38
Net realized and unrealized gain (loss) on investments	(.96)	.88	2.51
Total from Investment Operations	(.70)	1.43	2.89
Distributions:
Dividends from investment income—net	(.25)	(.52)	(.36)
Dividends from net realized gain on investments	-	(.48)	(.18)
Total Distributions	(.25)	(1.00)	(.54)
Net asset value, end of period	17.09	18.04	17.61
Total Return (%)	(3.94)[c]	8.50	19.27[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85[d]	.84	.97[d]
Ratio of net expenses to average net assets	.85[d]	.84	.85[d]
Ratio of net investment income to average net assets	3.08[d]	3.21	2.75[d]
Portfolio Turnover Rate	36.03[c]	42.17	20.36
Net Assets, end of period ($ x 1,000)	2,952	3,614	824

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust's Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments:

22

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	233,697,250	-	-	233,697,250
Equity Securities - Foreign Common Stocks†	3,054,754	-	-	3,054,754
Master Limited Partnership Interests†	3,132,078	-	-	3,132,078
Mutual Funds	6,153,241	-	-	6,153,241

† See Statement of Investments for additional detailed categorizations.

At November 30, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2015, The Bank of New York Mellon earned $1,967 from lending portfolio securities, pursuant to the securities lending agreement.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2015 were as follows:

Affiliated Investment Company	Value 5/31/2015 ($)	Purchases ($)	Sales ($)	Value 11/30/2015 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	999,635	14,761,543	15,505,164	256,014.1
Dreyfus Institutional Cash Advantage Fund	5,420,383	40,790,048	40,313,204	5,897,227	2.5
Total	6,420,018	55,551,591	55,818,368	6,153,241	2.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2015 was as follows: ordinary income $9,263,783 and long-term capital gains $3,774,762. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2015, was approximately $38,300 with a related weighted average annualized interest rate of 1.13%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2015 through October 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund so that direct annual fund operating expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .85% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $128,510 during the period ended November 30, 2015.

During the period ended November 30, 2015, the Distributor retained $6,415 from commissions earned on sales of the fund's Class A shares and $6,863 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2015, Class C shares were charged $64,257 pursuant to the Distribution Plan.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2015, Class A and Class C shares were charged $260,618 and $21,419, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2015, the fund was charged $21,927 for transfer agency services and $1,504 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $73.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2015, the fund was charged $22,659 pursuant to the custody agreement.

During the period ended November 30, 2015, the fund was charged $5,249 for services performed by the Chief Compliance Officer and his staff.

26

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $149,751, Distribution Plan fees $10,259, Shareholder Services Plan fees $45,360, custodian fees $28,002, Chief Compliance Officer fees $1,765 and transfer agency fees $9,483, which are offset against an expense reimbursement currently in effect in the amount of $22,189.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2015, amounted to $90,338,211 and $106,103,892, respectively.

At November 30, 2015, accumulated net unrealized appreciation on investments was $17,580,952, consisting of $29,350,192 gross unrealized appreciation and $11,769,240 gross unrealized depreciation.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

Dreyfus Equity Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DQIAX Class C: DQICX Class I: DQIRX Class Y: DQIYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6144SA1115

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus/Laurel Funds Trust

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 20, 2016

By: /s/ James Windels
James Windels, Treasurer
Date:	January 20, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)